Share Based Payment (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
Period from January 1 to June 30, 2019	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	5,780	-	-	20
Total at June 30, 2019	5,780	-	-	20

Period from January 1 to June 30, 2018	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	3,327	-	-	30
Total at June 30, 2018	3,327	-	-	30